13F-HR
09/30/2006
0001353316
z$ykdx6m
NONE
1
Catherine Green
212-984-2419
catherine_green@houndpartners.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Auerbach
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Jonathan Auerbach  November 15, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    250,260

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ASV Inc			COMMON STOCK	001963107  4,846      325,000	SH	SOLE	01	325,000		0	0
D ACCO Brands Corp		COMMON STOCK	00081T108  24,155     1,085,143	SH	SOLE	01	1,085,143	0	0
D Adolor Corp			COMMON STOCK	00724X102  12,182     878,300	SH	SOLE	01	878,300		0	0
D Amarin Corp Plc		SPONSORED ADR	023111107  7,171      2,695,988	SH	SOLE	01	2,695,988	0	0
D American Tower Corp		CL A		029912201  9,970      273,150	SH	SOLE	01	273,150		0	0
D Audible Inc			COMMON STOCK	05069A302  6,088      838,617	SH	SOLE	01	838,617		0	0
D Bally Total Fitness Hldg Cor	COMMON STOCK	05873K108  215	      142,500	SH	SOLE	01	142,500		0	0
D Bancorp Inc/Wilmington DE	COMMON STOCK	05969A105  3,048      119,567	SH	SOLE	01	119,567		0	0
D Charles & Colvard Ltd		COMMON STOCK	159765106  1,494      131,249	SH	SOLE	01	131,249		0	0
D Covanta Holding Corp		COMMON STOCK	22282E102  26,177     1,215,855	SH	SOLE	01	1,215,855	0	0
D Cumberland Resources Ltd	COMMON STOCK	23077R100  9,880      1,869,400	SH	SOLE	01	1,869,400	0	0
D Dollar Thrifty Automotive Gp	COMMON STOCK	256743105  38,073     854,233	SH	SOLE	01	854,233		0	0
D DryShips Inc			COMMON STOCK	256743105  1,072      80,000	SH	SOLE	01	80,000		0	0
D Desarrolladora Homex SA D E	SPONSORED ADR	25030W100  9,680      256,357	SH	SOLE	01	256,357		0	0
D Imax Corp			COMMON STOCK	45245E109  2,983      610,035	SH	SOLE	01	610,035		0	0
D KHD HUMBOLDT WEDAG INTL LTD	COMMON STOCK	482462108  16,705     512,274	SH	SOLE	01	512,274		0	0
D Lamson & Sessions Co/The	COMMON STOCK	513696104  4,216      177,000	SH	SOLE	01	177,000		0	0
D Mercer International Inc	COMMON STOCK	588056101  15,267     1,617,253	SH	SOLE	01	1,617,253	0	0
D Nutri/System Inc		COMMON STOCK	67069D108  11,524     185,000	SH	SOLE	01	185,000		0	0
D OYO Geospace Corp		COMMON STOCK	671074102  9,013      158,815	SH	SOLE	01	158,815		0	0
D Pacific Ethanol Inc		COMMON STOCK	69423U107  2,106      150,000	SH	SOLE	01	150,000		0	0
D PW Eagle Inc			COMMON STOCK	69366Y108  2,574      85,783	SH	SOLE	01	85,783		0	0
D Trailer Bridge Inc		COMMON STOCK	892782103  3,113      394,057	SH	SOLE	01	394,057		0	0
D Trex Co Inc			COMMON STOCK	89531P105  8,531      353,105	SH	SOLE	01	353,105		0	0
D True Religion Apparel Inc	COMMON STOCK	89784N104  3,502      165,880	SH	SOLE	01	165,880		0	0
D TurboChef Technologies Inc	COMMON STOCK	900006206  4,608      331,520	SH	SOLE	01	331,520		0	0
D Viad Corp			COMMON STOCK	92552R406  2,702      76,310	SH	SOLE	01	76,310		0	0
D Xerium Technologies Inc	COMMON STOCK	98416J100  9,363      845,060	SH	SOLE	01	845,060		0	0





S REPORT SUMMARY                 28 DATA RECORDS            250,260	0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/2006
Client                       Hound Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records
               Total Records                   28
               Total Omitted                    3
Report Market Value x($1000)                250,260
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        			Quantity  Market Value
84670108	BERKSHIRE HATHAWAY INC DEL		2	 6,348
70558E108	PEGASUS WIRELESS CORP NV		1,515    924
92343P107	VERITAS DGC INC				105      6,911





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